Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Income from Continuing Operations Before Provision for Taxes on Income

The components of Income from continuing operations before provision for taxes on income follow:

	YEAR ENDED DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010	2009
United States	$(2,254)	$(2,513)	$(3,694)
International	15,016	11,795	14,368
Income from continuing operations before provision for taxes on income(a), (b)	$12,762	$9,282	$10,674

(a)

2011 vs. 2010 – The decrease in the domestic loss was primarily due to the non-recurrence of a charge of $1.3 billion (pre-tax) in 2010 for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc., partially offset by a reduction in revenues due to the loss of exclusivity for several biopharmaceutical products and the impact of the U.S. Healthcare Legislation. The increase in international income was due to the favorable impact of foreign exchange, higher impairment charges in 2010, as well as increased revenues from the biopharmaceutical products such as the Prevnar/Prevenar franchise, Enbrel and Celebrex.

(b)

2010 vs. 2009 – The decrease in the domestic loss was due to revenues from legacy Wyeth products and a reduction in domestic restructuring charges partially offset by increased amortization charges primarily related to identifiable intangibles in connection with our acquisition of Wyeth and litigation charges primarily related to our wholly owned subsidiary Quigley Company, Inc. The decrease in international income was due primarily to an increase in international restructuring and amortization charges plus the non-recurrence of the gain in 2009 in connection with the formation of ViiV, partially offset by revenues from legacy Wyeth products.

Schedule of Provision for Taxes on Income
The components of Provision for taxes on income based on the location of the taxing authorities, follow:
	YEAR ENDED DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010	2009
United States:
Current income taxes:
Federal	$1,349	$(2,763)	$10,151
State and local	208	(315)	68
Deferred income taxes:
Federal	349	2,010	(10,005)
State and local	(242)	(6)	(93)
Total U.S. tax provision/(benefit)(a), (b), (c)	1,664	(1,074)	121
International:
Current income taxes	2,202	2,212	1,516
Deferred income taxes	157	(67)	508
Total international tax provision	2,359	2,145	2,024
Provision for taxes on income(d)	$4,023	$1,071	$2,145

(a)

In 2011, the Federal deferred income tax expense includes approximately $2.1 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside of the U.S. that will not be permanently reinvested overseas. (See Note 5C. Taxes on Income: Deferred Taxes.)

(b)

In 2010, the Federal current income tax benefit is primarily due to the tax benefit recorded in connection with our $1.4 billion settlement with the U.S. Internal Revenue Service and the reversal of $600 million of accruals related to interest on these unrecognized tax benefits. (See below). The Federal deferred income tax expense includes approximately $2.5 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside of the U.S. that will not be permanently reinvested overseas. (See Note 5C. Taxes on Income: Deferred Taxes).

(c)

In 2009, virtually all of the Federal current income tax expense was due to increased tax costs associated with certain business decisions executed to finance the Wyeth acquisition, including the decision to repatriate certain funds earned outside of the U.S. In addition, virtually all of the Federal deferred income tax benefit was due to a reduction of deferred tax liabilities recorded in connection with our acquisition of Wyeth. (See Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth).

(d)

In 2011, federal, state and international net tax liabilities assumed or established on the date of the acquisition primarily of King are excluded. In 2010 and 2009, federal, state and international net tax liabilities assumed or established on the date of the acquisition primarily of Wyeth are excluded. (See Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth and Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.)

Reconciliation of the U.S. Statutory Income Tax Rate to the Effective Tax Rate for Income from Continuing Operations

The reconciliation of the U.S. statutory income tax rate to our effective tax rate for Income from continuing operations follows:

	0000000000000	0000000000000	0000000000000

	YEAR ENDED DECEMBER 31,
	2011	2010	2009

U.S. statutory income tax rate	35.0%	35.0%	35.0%
Taxation of non-U.S. operations (a)	(3.3)	2.2	(9.4)
Resolution of certain tax positions(b)	(2.7)	(26.4)	—
Sales of biopharmaceutical companies(c)	0.2	—	(5.1)
U.S. Healthcare Legislation(c)	0.7	2.8	—
U.S. research tax credit and manufacturing deduction	(0.9)	(2.3)	(1.3)
Legal settlements(c)	—	0.4	(1.6)
Acquired IPR&D(d)	—	0.5	0.2
Wyeth acquisition-related costs(c)	—	0.5	2.4
All other—net	2.5	(1.2)	(0.1)

Effective tax rate for income from continuing operations	31.5%	11.5%	20.1%

(a)

For taxation of non-U.S. operations, this rate impact reflects the fact that we operate manufacturing subsidiaries in Puerto Rico, Ireland, and Singapore. We benefit from a Puerto Rican incentive grant that expires in 2029. Under the grant, we are partially exempt from income, property and municipal taxes. In Ireland, we benefited from an incentive tax rate effective through 2010 on income from manufacturing operations. In Singapore, we benefit from incentive tax rates effective through 2031 on income from manufacturing operations. The rate impact also reflects the jurisdictional location of earnings, the costs of certain repatriation decisions and uncertain tax positions.

(b)	For a discussion about the resolution of certain tax positions, see Note 5D. Taxes on Income: Tax Contingencies.
(c)

For a discussion about the sales of the biopharmaceutical companies, the impact of U.S. Healthcare Legislation, legal settlements and Wyeth acquisition related costs, see Note 5A. Taxes on Income: Taxes on Income.

(d)	The charges for acquired IPR&D are primarily not deductible for tax purposes.

Schedule of Deferred Tax Assets and Liabilities Before Jurisdictional Netting

The components of our deferred tax assets and liabilities, shown before jurisdictional netting follow:

	2011 DEFERRED TAX		2010 DEFERRED TAX
(MILLIONS OF DOLLARS)	ASSETS	(LIABILITIES)	ASSETS	(LIABILITIES)

Prepaid/deferred items	$1,611	$ (211)	$1,321	$ (112)
Inventories	324	(52)	132	(59)
Intangibles	1,713	(16,014)	1,165	(17,104)
Property, plant and equipment	226	(1,326)	420	(2,146)
Employee benefits	4,285	(524)	4,479	(56)
Restructurings and other charges	554	(95)	1,359	(70)
Legal and product liability reserves	1,812	—	1,411	—
Net operating loss/credit carryforwards	4,414	—	4,575	—
Unremitted earnings	—	(11,699)	—	(9,524)
State and local tax adjustments	476	—	452	—
All other	1,197	(125)	601	(554)

Subtotal	16,612	(30,046)	15,915	(29,625)
Valuation allowance	(1,201)	—	(894)	—

Total deferred taxes	$15,411	$(30,046)	$15,021	$(29,625)

Net deferred tax liability(a),(b)		$(14,635)		$(14,604)

(a)

2011 vs. 2010 – The net deferred tax liability position in 2011 was about the same as 2010 and reflects an increase in noncurrent deferred tax liabilities related to intangibles established in connection with our acquisition of King and an increase in noncurrent deferred tax liabilities on unremitted earnings, partially offset by the reduction in noncurrent deferred tax liabilities related to the amortization of identifiable intangibles, and an increase in current deferred tax assets established as a result of litigation charges related to hormone therapy.

(b)

In 2011, included in Taxes and other current assets ($4.0 billion), Taxes and other noncurrent assets ($1.2 billion), Other current liabilities ($291 million) and Noncurrent deferred tax liabilities ($19.6 billion). In 2010, included in Taxes and other current assets ($3.0 billion), Taxes and other noncurrent assets ($1.2 billion), Other current liabilities ($108 million) and Noncurrent deferred tax liabilities ($18.6 billion).

Reconciliation of the Beginning and Ending Amounts of Gross Unrecognized Tax Benefits

The reconciliation of the beginning and ending amounts of gross unrecognized tax benefits follows:

(MILLIONS OF DOLLARS)	2011	2010	2009

Balance, January 1	$(6,759)	$(7,657)	$(5,372)
Acquisitions(a)	(72)	(49)	(1,785)
Increases based on tax positions taken during a prior period(b)	(502)	(513)	(79)
Decreases based on tax positions taken during a prior period(b), (c)	271	2,384	38
Decreases based on cash payments for a prior period	575	280	—
Increases based on tax positions taken during the current period(b)	(855)	(1,396)	(941)
Decreases based on tax positions taken during the current period	—	—	712
Impact of foreign exchange	(89)	104	(284)
Other, net(d)	122	88	54

Balance, December 31(e)	$(7,309)	$(6,759)	$(7,657)

(a)	The amount in 2011 primarily relates to the acquisition of King and the amounts in 2010 and 2009 primarily relate to the acquisition of Wyeth.
(b)	Primarily included in Provision for taxes on income.
(c)	In 2011, 2010, and 2009, the decreases are primarily a result of effectively settling certain issues with the U.S. and foreign tax authorities. See discussions below.
(d)	Primarily includes decreases as a result of a lapse of applicable statutes of limitations.
(e)

In 2011, included in Income taxes payable ($357 million), Taxes and other current assets ($11 million), Taxes and other noncurrent assets ($225 million), Noncurrent deferred tax liabilities ($677 million) and Other taxes payable ($6.0 billion). In 2010, included in Income taxes payable ($421 million), Taxes and other current assets ($279 million), Taxes and other noncurrent assets ($169 million), Noncurrent deferred tax liabilities ($369 million) and Other taxes payable ($5.5 billion).